Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2016
Other Receivables [Abstract]
Other Receivables [Text Block]

Note 6 – Other Receivables

	January 31, 2016	January 31, 2015
Net working capital adjustments receivable from acquisitions	193	372
Other receivables	2,938	2,885
	3,131	3,257

As at January 31, 2016, $0.2 million ($0.4 million as at January 31, 2015) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.